Document and Entity Information	Nov. 10, 2025
Cover [Abstract]
Security Exchange Name	NASDAQ
Entity Address, Country	DK
Amendment Flag	false
Entity Central Index Key	0001800315
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 10, 2025
Entity Registrant Name	GALECTO, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39655
Entity Tax Identification Number	37-1957007
Entity Address, Address Line One	75 State Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02109
City Area Code	+45
Local Phone Number	70 70 52 10
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	GLTO
Entity Emerging Growth Company	true
Entity Ex Transition Period	false